Operating Segments (Tables)	6 Months Ended
Jun. 30, 2026
Operating Segments [Abstract]
Schedule of Segment Adjusted Gross Profit	Segment assets consist of current assets, fixed assets and intangible assets, as included in reports provided regularly to the chief operating decision maker.
		Spain				Netherlands	Israel
	Italy Solar	Subsidized Solar Plants	28 MW Solar	Talasol Solar	USA Solar	Biogas	Dorad[1]	Manara Pumped Storage	Total reportable segments	Reconciliations	Total consolidated
	For the six months ended June 30, 2026
	€ in thousands

Revenues	2,282	1,222	394	8,339	717	8,130	15,195	-	36,279	(15,195)	21,084
Operating expenses	(391)	(214)	(285)	(1,959)	(156)	(6,842)	(11,732)	-	(21,579)	11,731	(9,848)
Depreciation expenses	(974)	(491)	(476)	(5,798)	(866)	(453)	(1,454)	-	(10,512)	1,403	(9,109)
Gross profit (loss)	917	517	(367)	582	(305)	835	2,009	-	4,188	(2,061)	2,127

Project development costs											(810)
General and administrative expenses											(4,942)
Other income, net											1,802

Operating profit (loss)											(1,823)
Financing income											1,428
Financing income in connection
with derivatives and warrants, net											3,540
Financing expenses											(37,568)
Loss before taxes on income from continuing operations											(34,423)

Profit from discontinued operation (net of tax) [1]											83,334

Segment assets as at June 30, 2026	205,207	12,340	18,182	204,448	93,417	32,930	-	259,495	826,019	133,168	959,187
[1]	As a result of the sale of the Company’s indirect holdings in Ellomay Luzon Energy, the Company’s share of profits of Dorad was recognized only up to the date of signing of the sale agreement and presented as discontinued operations.
		Spain				Netherlands	Israel
	Italy Solar	Subsidized Solar Plants	28 MW Solar	Talasol Solar	USA Solar	Biogas	Dorad[1]	Manara Pumped Storage	Total reportable segments	Reconciliations	Total consolidated
	For the six months ended June 30, 2025
	€ in thousands

Revenues	2,557	1,489	627	8,392	125	6,945	28,086	-	48,221	(28,085)	20,136
Operating expenses	(231)	(212)	(295)	(2,270)	(41)	(6,157)	(22,047)	-	(31,253)	22,047	(9,206)
Depreciation expenses	(451)	(458)	(505)	(5,679)	-	(1,359)	(2,454)	-	(10,906)	2,418	(8,488)
Gross profit (loss)	1,875	819	(173)	443	84	(571)	3,585	-	6,062	(3,620)	2,442

Project development costs											(2,870)
General and administrative expenses											(3,384)
Other income, net											1,431

Operating profit (loss)											(2,381)
Financing income											7,051
Financing income in connection
with derivatives and warrants, net											439
Financing expenses											(8,468)
Loss before taxes on income from continuing operations											(3,359)

Profit from discontinued operation (net of tax) [2]											12

Segment assets as at June 30, 2025	99,231	12,712	18,668	215,216	60,026	31,564	104,648	184,393	726,458	2,856	729,314
[1]	As a result of the sale of the Company’s indirect holdings in Ellomay Luzon Energy, the Company’s share of profits of Dorad was presented as discontinued operations.
		Spain				Netherlands	Israel
	Italy Solar	Subsidized Solar Plants	28 MW Solar	Talasol Solar	USA Solar	Biogas	Dorad[1]	Manara Pumped Storage	Total reportable segments	Reconciliations	Total consolidated
	For the year ended December 31, 2025
	€ in thousands

Revenues	4,998	3,127	1,462	17,364	857	15,019	64,019	-	106,846	(64,019)	42,827
Operating expenses	(541)	(537)	(338)	(4,765)	(190)	(12,777)	(48,448)	-	(67,596)	48,188	(19,408)
Depreciation and amortization expenses	(1,286)	(921)	(1,010)	(11,383)	(755)	(1,044)	(5,403)	-	(21,802)	5,321	(16,481)
Gross profit (loss)	3,171	1,669	114	1,216	(88)	1,198	10,168	-	17,448	(10,510)	6,938

Project development costs											(2,649)
General and administrative expenses											(6,369)
Other income, net											3,599
Operating profit											1,519
Financing income											2,876
Financing expense in connection with derivatives and warrants, net											(3,917)
Financing expenses, net											(26,317)
Profit before taxes on income from continuing operations											(25,839)

Profit from discontinued operation (net of tax) [1]											16,930

Segment assets as at December 31, 2025	178,687	12,760	18,185	210,494	72,959	32,019	107,260	201,062	833,426	10,089	843,515